Subsequent Events	12 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 22: — SUBSEQUENT EVENTS

Subsequent to March 31, 2018, the Company received final approvals from the FDA for two additional ANDAs:
Benzoyl Peroxide; Clindamycin Phosphate Topical Gel 5%; 1% in May 2018 and Clindamycin Phosphate and Benzoyl Peroxide Gel, 1.2%/3.75% in June 2018.